RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 02, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 20:  RELATED PARTY TRANSACTIONS

Equity Method Investments

In June 2011, the Company established KSC with E-Land. The joint venture was a Hong Kong limited liability company and its purpose was to market and distribute small leather goods and other fashion products and accessories in China under the kate spade brand. The Company accounted for its then-40.0% interest in KSC under the equity method of accounting until the Company's purchase of the remaining 60% interest in KSC and sale of a 50% interest in KSC to Walton Brown in the first quarter of 2015. The Company made capital contributions to KSC of $2.4 million and $5.5 million in 2014 and 2013, respectively.

In the first quarter of 2015, the Company and Walton Brown formed two joint ventures focused on growing the Company's business in China (see Note 1 — Basis of Presentation and Significant Accounting Policies). Following the formation of the joint ventures, both Kate Spade Hong Kong, Limited, a wholly-owned subsidiary of the Company, and Walton Brown each own 50.0% of the shares of KSC and KS HMT. The Company accounts for its investments in the joint ventures under the equity method of accounting. During the third quarter of 2015, the Company and Walton Brown each loaned $5.0 million to KSC. As of January 2, 2016 and January 3, 2015, the Company recorded $28.1 million and $9.2 million, respectively, related to its Investments in and advances to unconsolidated subsidiaries, which was included in Other assets on the accompanying Consolidated Balance Sheets.

The summarized balance sheet data of the Company's equity method investees includes KSC for both periods presented and KS HMT only as of January 2, 2016, since the KS HMT joint venture was formed in the first quarter of 2015.

In thousands	January 2, 2016	January 3, 2015
Current assets	$35,465	$13,462
Other assets	34,282	8,072

Total assets	$69,747	$21,534

Current liabilities	$26,409	$5,511
Other liabilities	11,473	—
Partners' equity	31,865	16,023

Total liabilities and partners' equity	$69,747	$21,534

The summarized statement of operations data of the Company's equity method investees includes KSC for all periods presented and KS HMT from the date of the formation of the joint venture in the first quarter of 2015.

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
Net Sales	$51,631	$16,036	$9,627
Gross Profit	31,533	10,772	6,597
Net Loss	(13,307)	(6,713)	(3,527)

Other

Kenneth P. Kopelman (a Director of the Company) is a partner in the law firm Kramer, Levin, Naftalis & Frankel LLP, which provided legal services to the Company in 2014 and 2013. The fees for such services were not significant in such periods.